Note 5 - Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Changes in the Allowance for Loan Losses [Table Text Block]
	201 6	2015	2014

Balance, Beginning of Year	$8,603,905	$8,802,316	$11,805,986

Provision for Loan Losses	1,062,000	865,500	1,308,000
Loans Charged Off	(2,087,850)	(2,083,347)	(5,104,491)
Recoveries of Loans Previously Charged Off	1,345,238	1,019,436	792,821

Balance, End of Year	$8,923,293	$8,603,905	$8,802,316

Allowance for Credit Losses on Financing Receivables [Table Text Block]
2016	Beginning Balance	Charge- O ffs	Recoveries	Provision	Ending Balance

Commercial and Agricultur al
Commercial	$855,364	$(304,918)	$66,738	$(160,987)	$456,197
Agricultural	203,091	(19,258)	4,150	(20,291)	167,692

Real Estate
Commercial Construction	690,766	(25,318)	814,586	(1,157,309)	322,725
Residential Construction	19,890	-	-	(6,399)	13,491
Commercial	3,850,527	(992,067)	206,154	2,686,384	5,750,998
Residential	1,990,355	(361,630)	49,660	(282,286)	1,396,099
Farmland	911,692	(119,576)	145,000	(214,785)	722,331

Consumer and Other
Consumer	63,377	(265,083)	52,629	229,342	80,265
Other	18,843	-	6,321	(11,669)	13,495

	$8,603,905	$(2,087,850)	$1,345,238	$1,062,000	$8,923,293

2015

Commercial and Agricultur al
Commercial	$497,561	$(454,971)	$52,111	$760,663	$855,364
Agricultural	304,172	(5,000)	3,600	(99,681)	203,091

Real Estate
Commercial Construction	1,222,695	(97,698)	485,834	(920,065)	690,766
Residential Construction	138,092	-	-	(118,202)	19,890
Commercial	3,664,777	(275,297)	270,003	191,044	3,850,527
Residential	2,425,327	(929,668)	109,626	385,070	1,990,355
Farmland	103,800	(40,000)	20,000	827,892	911,692

Consumer and Other
Consumer	66,914	(255,062)	61,976	189,549	63,377
Other	378,978	(25,651)	16,286	(350,770)	18,843

	$8,802,316	$(2,083,347)	$1,019,436	$865,500	$8,603,905
2014	Beginning Balance	Charge -O ffs	Recoveries	Provision	Ending Balance

Commercial and Agricultur al
Commercial	$1,017,073	$(624,944)	$76,002	$29,430	$497,561
Agricultural	293,886	-	2,700	7,586	304,172

Real Estate
Commercial Construction	1,782,179	(1,543,099)	485,005	498,610	1,222,695
Residential Construction	138,092	-	-	-	138,092
Commercial	4,379,276	(1,326,825)	90,042	522,284	3,664,777
Residential	3,278,269	(1,033,966)	31,127	149,897	2,425,327
Farmland	311,494	(233,580)	20,000	5,886	103,800

Consumer and Other
Consumer	243,253	(342,077)	72,477	93,261	66,914
Other	362,464	-	15,468	1,046	378,978

	$11,805,986	$(5,104,491)	$792,821	$1,308,000	$8,802,316

Schedule of Allowance for Loan Losses by Portfolio Segment [Table Text Block]
	Ending Allowance Balance			Ending Loan Balance
201 6	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for I mpairment	Total

Commercial and Agricultural
Commercial	$-	$456,197	$456,197	$6,671	$47,018,207	$47,024,878
Agricultural	-	167,692	167,692	-	17,079,579	17,079,579

Real Estate
Commercial Construction	21,135	301,590	322,725	72,296	30,286,066	30,358,362
Residential Construction	-	13,491	13,491	-	11,830,447	11,830,447
Commercial	3,021,943	2,729,055	5,750,998	22,422,451	326,667,580	349,090,031
Residential	362,522	1,033,577	1,396,099	2,911,874	192,668,093	195,579,967
Farmland	29,172	693,159	722,331	1,044,047	65,833,150	66,877,197

Consumer and Other
Consumer	-	80,265	80,265	-	19,695,241	19,695,241
Other	-	13,495	13,495	-	16,747,861	16,747,861

Total End of Year Balance	$3,434,772	$5,488,521	$8,923,293	$26,457,339	$727,826,224	$754,283,563
	Ending Allowance Balance			Ending Loan Balance
2015	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total

Commercial and Agricultural
Commercial	$94,538	$760,826	$855,364	$122,928	$47,658,761	$47,781,689
Agricultural	-	203,091	203,091	8,445	19,185,052	19,193,497

Real Estate
Commercial Construction	25,344	665,422	690,766	1,622,560	38,484,073	40,106,633
Residential Construction	-	19,890	19,890	-	9,413,263	9,413,263
Commercial	1,607,962	2,242,565	3,850,527	23,628,213	322,633,820	346,262,033
Residential	308,188	1,682,167	1,990,355	3,597,386	193,405,033	197,002,419
Farmland	37,386	874,306	911,692	1,402,939	60,376,920	61,779,859

Consumer and Other
Consumer	-	63,377	63,377	-	20,605,465	20,605,465
Other	-	18,843	18,843	-	16,490,737	16,490,737

Total End of Year Balance	$2,073,418	$6,530,487	$8,603,905	$30,382,471	$728,253,124	$758,635,595

2014

Commercial and Agricultural
Commercial	$96,580	$400,981	$497,561	$96,580	$50,863,685	$50,960,265
Agricultural	-	304,172	304,172	-	16,689,444	16,689,444

Real Estate
Commercial Construction	53,947	1,168,748	1,222,695	3,384,377	47,874,593	51,258,970
Residential Construction	-	138,092	138,092	-	11,220,683	11,220,683
Commercial	456,941	3,207,836	3,664,777	21,693,061	310,537,786	332,230,847
Residential	414,684	2,010,643	2,425,327	7,559,965	196,192,655	203,752,620
Farmland	28,962	74,838	103,800	1,700,793	48,250,191	49,950,984

Consumer and Other
Consumer	-	66,914	66,914	-	22,820,314	22,820,314
Other	-	378,978	378,978	-	7,209,682	7,209,682

Total End of Year Balance	$1,051,114	$7,751,202	$8,802,316	$34,434,776	$711,659,033	$746,093,809